WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.0%
	ARGENTINA — 5.0%
732,066	MercadoLibre, Inc.*	$823,296,065
	AUSTRALIA — 4.2%
3,558,394	CSL Ltd.	692,106,489
	CANADA — 12.9%
2,288,526	Canadian Pacific Railway Ltd.	629,756,585
2,270,014	Lululemon Athletica, Inc.*	739,093,858
732,780	Shopify, Inc.*	750,366,720
		2,119,217,163
	CHINA — 4.1%
9,891,100	Tencent Holdings Ltd.	678,511,874
	DENMARK — 4.0%
4,846,625	DSV PANALPINA A/S	663,190,830
	FRANCE — 7.4%
2,332,190	EssilorLuxottica S.A.*	310,647,763
1,276,276	LVMH Moet Hennessy Louis Vuitton S.E.	555,001,150
2,062,625	Pernod Ricard S.A.	354,475,069
		1,220,123,982
	HONG KONG — 2.5%
45,315,200	AIA Group Ltd.	408,604,498
	INDIA — 2.2%
7,672,968	HDFC Bank Ltd. - ADR*	358,711,254
	IRELAND — 7.6%
2,865,973	Accenture PLC - Class A	644,213,411
1,638,845	Aon PLC - Class A	336,323,771
1,422,901	ICON PLC*	263,891,219
		1,244,428,401
	ITALY — 2.0%
1,797,755	Ferrari N.V.	321,477,095
	JAPAN — 3.1%
1,197,200	Keyence Corp.	504,843,756

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 1.5%
106,813,623	Wal-Mart de Mexico S.A.B. de C.V.	$250,679,646
	NETHERLANDS — 3.2%
1,494,620	ASML Holding N.V.	528,676,986
	SPAIN — 1.4%
4,462,090	Amadeus IT Group S.A.	222,824,338
	SWEDEN — 2.5%
9,445,119	Atlas Copco A.B. - A Shares	419,282,798
	SWITZERLAND — 13.8%
7,933,591	Alcon, Inc.*	479,474,804
585,015	Lonza Group A.G.	365,810,660
433,735	Mettler-Toledo International, Inc.*	405,542,225
4,582,146	Nestle S.A.	544,887,099
2,134,825	Sika A.G.	469,063,954
		2,264,778,742
	TAIWAN — 4.7%
9,697,341	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	765,023,232
	UNITED KINGDOM — 6.5%
17,381,815	Experian PLC	607,182,590
22,957,175	Smith & Nephew PLC	453,141,998
		1,060,324,588
	UNITED STATES — 6.4%
3,262,044	ResMed, Inc.	660,596,530
2,403,771	STERIS PLC	383,713,965
		1,044,310,495
	TOTAL COMMON STOCKS
	(Cost $11,088,288,235)	15,590,412,232

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.9%
$807,770,355	UMB Money Market II Special, 0.01%[1]	$807,770,355
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $807,770,355)	807,770,355
	TOTAL INVESTMENTS — 99.9%
	(Cost $11,896,058,590)	16,398,182,587
	Other Assets in Excess of Liabilities — 0.1%	24,434,968
	TOTAL NET ASSETS — 100.0%	$16,422,617,555

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.